FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Derivative financial instruments for debt protection (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Asset	R$ 666,399,000	R$ (1,058,820,000)	R$ 283,908,000
Liability	728,646,000	(974,381,000)
Derivative financial liabilities held for hedging	22,863,888,000	23,257,512,000	R$ 6,757,343,000
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(3,335,118,000)	(1,566,482,000)
Debt Protection Derivative
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Asset	1,074,473,000	2,152,316,000
Liability	1,803,119,000	1,177,935,000
Credit agreement - US$ vs CDI, January 8,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	493,000,000
Asset	0	118,733,000
Liability	0	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(11,948,000)	109,356,000
Bonds - US$ vs CDI, February 4,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	2,535,300,000
Asset	0	500,998,000
Liability	0	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(193,974,000)	560,392,000
Credit agreement - US$ vs CDI, August 29,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	219,150,000
Asset	0	54,290,000
Liability	0	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(44,993,000)	52,930,000
Credit agreement - US$ vs CDI, December 9,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	500,000,000
Asset	0	13,170,000
Liability	0	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(103,798,000)	13,170,000
Credit agreement - EUR vs CDI, December 23,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	500,000,000
Asset	0	5,245,000
Liability	0	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(38,697,000)	5,245,000
Credit agreement - US$ vs CDI, February 27,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	500,000,000
Asset	0	0
Liability	42,071,000	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(63,887,000)	0
Credit agreement - US$ vs CDI, August 11,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	350,000,000
Asset	0	0
Liability	11,840,000	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(11,840,000)	0
Credit agreement - US$ vs CDI, December 4,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	322,560,000
Asset	1,895,000	0
Liability	0	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	1,895,000	0
Credit agreement - EUR vs CDI, December 21,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	245,000,000
Asset	1,764,000	0
Liability	0	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	1,764,000	0
Credit agreement - EUR vs CDI, August 16,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	400,000,000
Asset	25,446,000	0
Liability	42,633,000	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(17,186,000)	0
Credit agreement - US$ vs CDI, December 3,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	215,040,000
Asset	18,181,000	0
Liability	17,981,000	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	200,000	0
Credit agreement - US$ vs CDI, December 16,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	216,760,000
Asset	17,387,000	0
Liability	17,758,000	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(371,000)	0
Credit agreement - US$ vs CDI, June 20,2029
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	232,873,000
Asset	16,712,000	47,415,000
Liability	1,752,000	7,603,000
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(33,446,000)	41,141,000
Bonds - US$ vs CDI, February 4,2030
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	3,810,300,000
Asset	428,933,000	715,544,000
Liability	355,301,000	235,194,000
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(700,988,000)	634,410,000
Debentures - IPCA vs CDI, June 15,2031
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	4,900,000,000
Asset	331,658,000	142,788,000
Liability	279,429,000	343,924,000
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(88,822,000)	(296,800,000)
Debentures - IPCA vs CDI, September 15,2034
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	1,630,000,000
Asset	87,849,000	0
Liability	103,383,000	89,867,000
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(14,779,000)	(89,867,000)
SACE - US$ vs CDI, December 4,2034
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	2,378,400,000
Asset	0	266,397,000
Liability	207,039,000	185,005,000
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(500,256,000)	81,392,000
Bonds - US$ vs CDI, January 11,2035
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	4,229,025,000
Asset	0	287,736,000
Liability	586,756,000	316,342,000
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(851,612,000)	(28,606,000)
Debentures - IPCA vs CDI, July 16,2035
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	2,000,000,000
Asset	96,620,000	0
Liability	102,499,000	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(5,879,000)	0
Debentures - IPCA vs CDI, September 17,2035
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	700,000,000
Asset	48,028,000	0
Liability	34,677,000	0
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	13,351,000	0
Long-Term Commitment Derivatives
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Asset	62,247,000	84,439,000
Liability	0	0
NDF US$, April 30,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	67,113,000
Asset	0	224,000
Liability	0	0
NDF US$ and Primary Aluminum, October 1,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	444,000
Asset	0	91,000
Liability	0	0
NDF US$ and Primary Aluminum, November 1,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	447,000
Asset	0	92,000
Liability	0	0
NDF US$ and Primary Aluminum, December 1,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	451,000
Asset	0	91,000
Liability	0	0
NDF US$ and Primary Aluminum, February 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	33,089,000
Asset	4,695,000	6,548,000
Liability	0	0
NDF US$, February 27,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	1,636,000
Asset	251,000	0
Liability	0	0
NDF US$ and Primary Aluminum, March 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	58,884,000
Asset	8,312,000	11,635,000
Liability	0	0
NDF US$ and Primary Aluminum, April 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	59,296,000
Asset	8,191,000	11,684,000
Liability	0	0
NDF US$ and Primary Aluminum, May 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	59,718,000
Asset	8,316,000	11,752,000
Liability	0	0
NDF US$ and Primary Aluminum, June 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	60,181,000
Asset	8,313,000	11,726,000
Liability	0	0
NDF US$, June 30,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	650,000
Asset	103,000	0
Liability	0	0
NDF US$ and Primary Aluminum, July 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	60,617,000
Asset	8,338,000	11,751,000
Liability	0	0
NDF US$, July 31,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	650,000
Asset	103,000	0
Liability	0	0
NDF US$ and Primary Aluminum, August 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	61,081,000
Asset	8,354,000	11,852,000
Liability	0	0
NDF US$, August 31,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	337,000
Asset	53,000	0
Liability	0	0
NDF US$ and Primary Aluminum, September 1,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	34,560,000
Asset	5,098,000	6,993,000
Liability	0	0
NDF US$, November 30,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	626,000
Asset	100,000	0
Liability	0	0
NDF US$, December 30,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	1,487,000
Asset	238,000	0
Liability	0	0
NDF US$, January 29,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	1,769,000
Asset	283,000	0
Liability	0	0
NDF US$, February 26,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	1,395,000
Asset	224,000	0
Liability	0	0
NDF US$, March 31,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	2,068,000
Asset	333,000	0
Liability	0	0
NDF US$, April 30,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	1,665,000
Asset	269,000	0
Liability	0	0
NDF US$, May 31,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	1,178,000
Asset	192,000	0
Liability	0	0
NDF US$, June 30,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	757,000
Asset	124,000	0
Liability	0	0
NDF US$, July 30,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	252,000
Asset	42,000	0
Liability	0	0
NDF US$, August 31,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	409,000
Asset	67,000	0
Liability	0	0
NDF US$, September 30,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	157,000
Asset	26,000	0
Liability	0	0
NDF US$, October 29,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	241,000
Asset	40,000	0
Liability	0	0
NDF US$, November 30,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	325,000
Asset	54,000	0
Liability	0	0
NDF US$, December 30,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	168,000
Asset	28,000	0
Liability	0	0
NDF US$, January 31,2028
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	337,000
Asset	57,000	0
Liability	0	0
NDF US$, February 25,2028
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	84,000
Asset	14,000	0
Liability	0	0
NDF US$, March 31,2028
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Notional value	168,000
Asset	29,000	0
Liability	0	0
Derivative Result
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(2,665,266,000)	1,151,248,000
Credit agreement - US$ vs CDI, June 18,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	0	68,485,000
Debt Result
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(669,852,000)	(2,717,730,000)
Credit agreement, January 8,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	10,718,000	(165,382,000)
Bonds, February 4,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	122,640,000	(765,876,000)
Credit agreement, August 29,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	25,167,000	(68,059,000)
Credit agreement, December 9,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	36,360,000	(17,497,000)
Credit agreement, December 23,2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(29,242,000)	(7,838,000)
Credit agreement, February 27,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	2,664,000	0
Credit agreement, June 18,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	0	(257,569,000)
Credit agreement, August 11,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(9,836,000)	0
Credit agreement, December 4,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(5,734,000)	0
Credit agreement, December 21,2026
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(3,181,000)	0
Credit agreement, August 16,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(10,792,000)	0
Credit agreement, December 3,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(4,296,000)	0
Credit agreement, December 16,2027
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(2,789,000)	0
Credit agreement, June 20,2029
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	10,681,000	(59,203,000)
Bonds, February 4,2030
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	48,287,000	(1,068,243,000)
Debentures, June 16,2031
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(600,834,000)	(53,596,000)
Debentures, September 15,2034
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(211,489,000)	46,824,000
SPA (SACE), December 4,2034
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	130,855,000	(206,217,000)
Bonds, January 11,2035
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(122,379,000)	(95,074,000)
Debentures, July 16,2035
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(63,802,000)	0
Debentures, September 17,2035
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	7,150,000	0
Designation of protected debt
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	4,949,360,000	18,630,425,000
Fair value assessment - result
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	669,852,000	2,717,730,000
Amortizations
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	(6,012,836,000)	(4,847,986,000)
Fair value assessment - result
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	2,665,266,000	(1,151,248,000)
Fair value assessment - OCI
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	22,146,000	(84,825,000)
Amortizations
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Gain (loss) on change in fair value of hedged item used as basis for recognizing hedge ineffectiveness	R$ (962,193,000)	R$ (106,655,000)